SEGMENT - Summary of Segment Reporting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss), attributable to [abstract]
Revenue	$ 1,339.5	$ 1,559.2	$ 1,520.4
Operating expenses	(252.4)	(245.1)	(216.0)
Administrative expenses	(113.8)	(95.6)	(82.9)
Other operating income and expenses	0.1	(0.5)	6.3
Depreciation and amortization	(214.5)	(192.0)	(149.3)
Operating profit (EBIT)	356.3	658.8	698.6
Financial income	13.3	24.8	14.3
Financial expenses	(74.4)	(74.1)	(60.9)
Profit before tax	295.2	609.5	652.0
Tax	(9.2)	2.0	(4.0)
Net profit for the year	286.0	611.5	648.0
Intangible assets
Goodwill	1.8	1.7	1.8
Other intangible assets	4.0	2.0	1.8
Total intangible assets	5.8	3.7	3.6
Tangible fixed assets
Land and buildings	9.7	8.1	5.5
Vessels and capitalized dry-docking	2,792.2	2,826.7	2,070.2
Prepayments on vessels	14.1	0.0	86.0	$ 0.0
Other non-current assets under construction	3.4	4.6	4.2
Other plant and operating equipment	2.5	3.3	4.4
Total tangible fixed assets	2,821.9	2,842.7	2,170.3
Financial assets
Investments in joint ventures	0.0	0.1	0.1
Loan receivables	4.4	4.5	4.5
Deferred tax asset	0.3	3.1	0.4
Other investments	2.7	0.2	0.0
Total financial assets	7.4	7.9	5.0
Total non-current assets	2,835.1	2,854.3	2,178.9
Current assets
Inventories	66.5	68.4	61.7
Trade receivables	214.7	183.9	211.0
Other receivables	23.7	59.6	60.5
Prepayments	39.1	12.2	15.2
Cash and cash equivalents incl. restricted cash	163.5	291.2	295.6
Current assets excluding assets held for sale	507.5	615.3	644.0
Assets held for sale	24.4	0.0	47.2
Total current assets	531.9	615.3	691.2
TOTAL ASSETS	3,367.0	3,469.6	2,870.1
EQUITY AND LIABILITIES
Total equity	2,202.6	2,074.8	1,666.0	$ 1,503.7
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.2	0.3	3.6
Borrowings	714.3	1,061.0	886.9
Other non-current liabilities	3.3	2.9	3.0
Total non-current liabilities	763.0	1,109.4	938.7
Current liabilities
Borrowings	288.8	165.3	172.7
Trade payables	41.0	50.0	43.1
Current tax liabilities	0.3	0.7	0.6
Other liabilities	68.3	61.3	45.2
Provisions	0.7	0.6	0.5
Prepayments from customers	2.3	7.5	3.3
Total current liabilities	401.4	285.4	265.4
Total liabilities	1,164.4	1,394.8	1,204.1
TOTAL EQUITY AND LIABILITIES	3,367.0	3,469.6	2,870.1
Operating segment
Profit (loss), attributable to [abstract]
Revenue	1,339.5	1,559.2	1,520.4
Port expenses, bunkers, and commissions	(404.5)	(409.2)	(407.6)
Other cost of goods and services sold	(17.1)	(9.3)	(22.7)
Operating expenses	(252.4)	(245.1)	(216.0)
Profit from sale of vessels	19.0	51.3	50.4
Administrative expenses	(113.8)	(95.6)	(82.9)
Other operating income and expenses	0.1	(0.5)	6.3
Depreciation and amortization	(214.5)	(192.0)	(149.3)
Operating profit (EBIT)	356.3	658.8	698.6
Financial income	13.3	24.8	14.3
Financial expenses	(74.4)	(74.1)	(60.9)
Profit before tax	295.2	609.5	652.0
Tax	(9.2)	2.0	(4.0)
Net profit for the year	286.0	611.5	648.0
Intangible assets
Goodwill	1.8	1.7	1.8
Other intangible assets	4.0	2.0	1.8
Total intangible assets	5.8	3.7	3.6
Tangible fixed assets
Land and buildings	9.7	8.1	5.5
Vessels and capitalized dry-docking	2,792.2	2,826.7	2,070.2
Prepayments on vessels	14.1	0.0	86.0
Other non-current assets under construction	3.4	4.6	4.2
Other plant and operating equipment	2.5	3.3	4.4
Total tangible fixed assets	2,821.9	2,842.7	2,170.3
Financial assets
Investments in joint ventures	0.0	0.1	0.1
Loan receivables	4.4	4.5	4.5
Deferred tax asset	0.3	3.1	0.4
Other investments	2.7	0.2	0.0
Total financial assets	7.4	7.9	5.0
Total non-current assets	2,835.1	2,854.3	2,178.9
Current assets
Inventories	66.5	68.4	61.7
Trade receivables	214.7	183.9	211.0
Other receivables	23.7	59.6	60.5
Prepayments	39.1	12.2	15.2
Cash and cash equivalents incl. restricted cash	163.5	291.2	295.6
Current assets excluding assets held for sale	507.5	615.3	644.0
Assets held for sale	24.4	0.0	47.2
Total current assets	531.9	615.3	691.2
TOTAL ASSETS	3,367.0	3,469.6	2,870.1
EQUITY AND LIABILITIES
Total equity	2,202.6	2,074.8	1,666.0
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.2	0.3	3.6
Borrowings	714.3	1,061.0	886.9
Other non-current liabilities	3.3	2.9	3.0
Total non-current liabilities	763.0	1,109.4	938.7
Current liabilities
Borrowings	288.8	165.3	172.7
Trade payables	41.0	50.0	43.0
Current tax liabilities	0.3	0.7	0.6
Other liabilities	68.3	61.3	45.2
Provisions	0.7	0.6	0.6
Prepayments from customers	2.3	7.5	3.3
Total current liabilities	401.4	285.4	265.4
Total liabilities	1,164.4	1,394.8	1,204.1
TOTAL EQUITY AND LIABILITIES	3,367.0	3,469.6	2,870.1
Non-current asset additions during the year:
Total non-current asset additions	324.0	912.3	612.9
Operating segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	2.6	1.0	0.6
Operating segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	4.5	5.6	4.4
Operating segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	298.4	792.7	516.4
Operating segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	17.5	111.5	86.0
Operating segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.0	0.2	4.2
Operating segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	1.0	1.3	1.3
Operating segment | Tanker segment
Profit (loss), attributable to [abstract]
Revenue	1,314.2	1,544.0	1,491.4
Port expenses, bunkers, and commissions	(404.5)	(409.2)	(407.6)
Other cost of goods and services sold	0.0	0.0	0.0
Operating expenses	(253.1)	(245.6)	(216.4)
Profit from sale of vessels	17.8	51.3	50.4
Administrative expenses	(106.5)	(87.9)	(76.5)
Other operating income and expenses	0.0	(0.6)	6.0
Depreciation and amortization	(213.5)	(191.2)	(148.2)
Operating profit (EBIT)	354.4	660.8	699.1
Financial income	13.1	24.7	14.3
Financial expenses	(74.2)	(73.9)	(60.5)
Profit before tax	293.3	611.6	652.9
Tax	(8.5)	2.5	(4.0)
Net profit for the year	284.8	614.1	648.9
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	1.6	1.1	0.9
Total intangible assets	1.6	1.1	0.9
Tangible fixed assets
Land and buildings	7.7	8.1	4.9
Vessels and capitalized dry-docking	2,806.8	2,843.9	2,081.7
Prepayments on vessels	14.1	0.0	86.0
Other non-current assets under construction	0.0	0.0	0.0
Other plant and operating equipment	1.4	2.1	3.3
Total tangible fixed assets	2,830.0	2,854.1	2,175.9
Financial assets
Investments in joint ventures	0.0	0.1	0.1
Loan receivables	4.4	4.5	4.5
Deferred tax asset	0.3	3.1	0.4
Other investments	2.7	0.2	0.0
Total financial assets	7.4	7.9	5.0
Total non-current assets	2,839.0	2,863.1	2,181.8
Current assets
Inventories	63.8	62.6	58.0
Trade receivables	209.8	179.1	206.2
Other receivables	16.9	54.7	58.8
Prepayments	38.4	11.6	10.7
Cash and cash equivalents incl. restricted cash	155.6	284.9	290.7
Current assets excluding assets held for sale	484.5	592.9	624.4
Assets held for sale	24.4	0.0	47.2
Total current assets	508.9	592.9	671.6
TOTAL ASSETS	3,347.9	3,456.0	2,853.4
EQUITY AND LIABILITIES
Total equity	2,196.5	2,072.9	1,661.3
Non-current liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.0	0.0	3.3
Borrowings	712.8	1,060.8	884.0
Other non-current liabilities	2.7	2.3	2.2
Total non-current liabilities	760.7	1,108.3	934.7
Current liabilities
Borrowings	285.2	163.5	169.7
Trade payables	38.8	46.2	39.6
Current tax liabilities	0.1	0.4	0.6
Other liabilities	66.6	60.7	44.8
Provisions	0.0	0.0	0.0
Prepayments from customers	0.0	4.0	2.7
Total current liabilities	390.7	274.8	257.4
Total liabilities	1,151.4	1,383.1	1,192.1
TOTAL EQUITY AND LIABILITIES	3,347.9	3,456.0	2,853.4
Non-current asset additions during the year:
Total non-current asset additions	318.3	916.8	612.5
Operating segment | Tanker segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Tanker segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0.9	0.5	0.6
Operating segment | Tanker segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	2.1	5.6	4.4
Operating segment | Tanker segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	297.0	798.5	520.4
Operating segment | Tanker segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	17.5	111.5	86.0
Operating segment | Tanker segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.0	0.0	0.0
Operating segment | Tanker segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	0.8	0.7	1.1
Operating segment | Marine Engineering segment
Profit (loss), attributable to [abstract]
Revenue	37.2	29.6	48.0
Port expenses, bunkers, and commissions	0.0	0.0	0.0
Other cost of goods and services sold	(24.6)	(18.5)	(36.6)
Operating expenses	0.0	0.0	0.0
Profit from sale of vessels	0.0	0.0	0.0
Administrative expenses	(7.3)	(7.7)	(6.4)
Other operating income and expenses	0.1	0.1	0.3
Depreciation and amortization	(1.0)	(0.8)	(1.1)
Operating profit (EBIT)	4.4	2.7	4.2
Financial income	0.2	0.1	0.0
Financial expenses	(0.2)	(0.2)	(0.4)
Profit before tax	4.4	2.6	3.8
Tax	(0.7)	(0.5)	0.0
Net profit for the year	3.7	2.1	3.8
Intangible assets
Goodwill	1.8	1.7	1.8
Other intangible assets	2.4	0.9	0.9
Total intangible assets	4.2	2.6	2.7
Tangible fixed assets
Land and buildings	2.0	0.0	0.6
Vessels and capitalized dry-docking	0.0	0.0	0.0
Prepayments on vessels	0.0	0.0	0.0
Other non-current assets under construction	3.4	4.8	4.5
Other plant and operating equipment	1.1	1.2	1.1
Total tangible fixed assets	6.5	6.0	6.2
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	10.7	8.6	8.9
Current assets
Inventories	2.7	5.8	3.7
Trade receivables	4.9	4.8	5.0
Other receivables	6.8	4.9	1.7
Prepayments	0.7	0.6	4.5
Cash and cash equivalents incl. restricted cash	7.9	6.3	4.9
Current assets excluding assets held for sale	23.0	22.4	19.8
Assets held for sale	0.0	0.0	0.0
Total current assets	23.0	22.4	19.8
TOTAL ASSETS	33.7	31.0	28.7
EQUITY AND LIABILITIES
Total equity	18.4	11.7	9.9
Non-current liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.2	0.3	0.3
Borrowings	1.5	0.2	2.9
Other non-current liabilities	0.6	0.6	0.8
Total non-current liabilities	2.3	1.1	4.0
Current liabilities
Borrowings	3.6	1.8	3.0
Trade payables	2.2	3.8	3.4
Current tax liabilities	0.2	0.3	0.0
Other liabilities	1.7	0.6	0.5
Provisions	0.7	0.6	0.6
Prepayments from customers	4.6	11.1	7.3
Total current liabilities	13.0	18.2	14.8
Total liabilities	15.3	19.3	18.8
TOTAL EQUITY AND LIABILITIES	33.7	31.0	28.7
Non-current asset additions during the year:
Total non-current asset additions	4.3	1.5	4.7
Operating segment | Marine Engineering segment | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Marine Engineering segment | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	1.7	0.5	0.0
Operating segment | Marine Engineering segment | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	2.4	0.0	0.0
Operating segment | Marine Engineering segment | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Marine Engineering segment | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Operating segment | Marine Engineering segment | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.0	0.4	4.5
Operating segment | Marine Engineering segment | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	0.2	0.6	0.2
Inter- segment elimination
Profit (loss), attributable to [abstract]
Revenue	(11.9)	(14.4)	(19.0)
Port expenses, bunkers, and commissions	0.0	0.0	0.0
Other cost of goods and services sold	7.5	9.2	13.9
Operating expenses	0.7	0.5	0.4
Profit from sale of vessels	1.2	0.0	0.0
Administrative expenses	0.0	0.0	0.0
Other operating income and expenses	0.0	0.0	0.0
Depreciation and amortization	0.0	0.0	0.0
Operating profit (EBIT)	(2.5)	(4.7)	(4.7)
Financial income	0.0	0.0	0.0
Financial expenses	0.0	0.0	0.0
Profit before tax	(2.5)	(4.7)	(4.7)
Tax	0.0	0.0	0.0
Net profit for the year	(2.5)	(4.7)	(4.7)
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	0.0	0.0	0.0
Total intangible assets	0.0	0.0	0.0
Tangible fixed assets
Land and buildings	0.0	0.0	0.0
Vessels and capitalized dry-docking	(14.6)	(17.2)	(11.5)
Prepayments on vessels	0.0	0.0	0.0
Other non-current assets under construction	0.0	(0.2)	(0.3)
Other plant and operating equipment	0.0	0.0	0.0
Total tangible fixed assets	(14.6)	(17.4)	(11.8)
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	(14.6)	(17.4)	(11.8)
Current assets
Inventories	0.0	0.0	0.0
Trade receivables	0.0	0.0	(0.2)
Other receivables	0.0	0.0	0.0
Prepayments	0.0	0.0	0.0
Cash and cash equivalents incl. restricted cash	0.0	0.0	0.0
Current assets excluding assets held for sale	0.0	0.0	(0.2)
Assets held for sale	0.0	0.0	0.0
Total current assets	0.0	0.0	(0.2)
TOTAL ASSETS	(14.6)	(17.4)	(12.0)
EQUITY AND LIABILITIES
Total equity	(12.3)	(9.8)	(5.2)
Non-current liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.0	0.0	0.0
Borrowings	0.0	0.0	0.0
Other non-current liabilities	0.0	0.0	0.0
Total non-current liabilities	0.0	0.0	0.0
Current liabilities
Borrowings	0.0	0.0	0.0
Trade payables	0.0	0.0	0.0
Current tax liabilities	0.0	0.0	0.0
Other liabilities	0.0	0.0	(0.1)
Provisions	0.0	0.0	0.0
Prepayments from customers	(2.3)	(7.6)	(6.7)
Total current liabilities	(2.3)	(7.6)	(6.8)
Total liabilities	(2.3)	(7.6)	(6.8)
TOTAL EQUITY AND LIABILITIES	(14.6)	(17.4)	(12.0)
Non-current asset additions during the year:
Total non-current asset additions		(6.0)	(4.3)
Inter- segment elimination | Goodwill
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Other intangible assets
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Land and buildings
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions		(5.8)	(4.0)
Inter- segment elimination | Prepayments on vessels
Non-current asset additions during the year:
Total non-current asset additions	0.0	0.0	0.0
Inter- segment elimination | Other non-current assets under construction
Tangible fixed assets
Other non-current assets under construction	0.0	(0.2)	(0.3)
Inter- segment elimination | Other plant and operating equipment
Non-current asset additions during the year:
Total non-current asset additions	0.0	$ 0.0	$ 0.0
Elimination And Reconciling Items
Non-current asset additions during the year:
Total non-current asset additions	1.4
Elimination And Reconciling Items | Vessels and capitalized dry-docking
Non-current asset additions during the year:
Total non-current asset additions	$ 1.4